Financial Instruments (Narrative) (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Allowance against accounts receivable	$ 10,528	$ (12,277)
Operating line of credit	$ 3,000,000
Market risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage change in base rate or prime rate	1.00%
Comprehensive loss due to change in base or prime rate	$ 76,000
Closing foreign exchange rate	0.7174	0.6956
Percentage of change in exchange rate	10.00%
Comprehensive loss due to change in exchange rate	$ 40,824
Credit risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Allowance against accounts receivable	$ (10,528)	$ 12,277